Accounting Policies Applied - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017
Accounting Policies1 [Line Items]
Cash flow projection period	five years
Bottom of range [member]
Accounting Policies1 [Line Items]
Cash flows of the hedging instrument effective rate	80.00%
Net income for each period absorbed, percentage	30.00%
Top of Range [Member]
Accounting Policies1 [Line Items]
Cash flows of the hedging instrument effective rate	125.00%
Computer Software [Member] | Weighted average [Member]
Accounting Policies1 [Line Items]
Intangible assets, estimated useful life	5 years
Other Identifiable Intangible Assets [Member] | Bottom of range [member]
Accounting Policies1 [Line Items]
Intangible assets, estimated useful life	40 years
Other Identifiable Intangible Assets [Member] | Top of Range [Member]
Accounting Policies1 [Line Items]
Intangible assets, estimated useful life	60 years